Segment and Revenue Analysis (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of net revenues generated from different reportable segment
	For the Years Ended December 31,
	2020	2019	2018
Overseas sales	$226,385	$9,995,136	$15,832,362
Domestic sales	574,921	2,711,445	4,102,457
Electronic commerce	16,708	83,779	3,800,668
Less: Sale tax and addition	(2,789)	(142,105)	(61,450)
Total net revenue	$815,225	$12,648,255	$23,674,037
	For the Years Ended December 31,
	2020	2019	2018
Pet chews	$59,096	$6,469,755	$6,271,777
Dried pet snacks	317,392	4,617,742	13,611,010
Wet canned pet food	84,117	1,310,001	2,782,382
Dental health snacks	19,915	305,452	495,581
Baked pet biscuits	3,132	87,410	95,169
Others	334,362	-	479,568
Less: Sales tax and addition	(2,789)	(142,105)	(61,450)
Total net revenue	$815,225	$12,648,255	$23,674,037
	For the Years Ended December 31,
	2020	2019	2018
South Korea	$34,378	$1,335,791	$2,870,998
China	713,257	2,662,247	6,569,382
United Kingdom	-	1,573,546	2,415,043
Germany	-	2,062,110	2,522,149
Other countries	70,379	5,156,666	9,357,915
Less: Sales tax and addition	(2,789)	(142,105)	(61,450)
Total net revenue	$815,225	$12,648,255	$23,674,037